Stock-Based Compensation - Summary of restricted stock unit activity (Details) - $ / shares		12 Months Ended
	Dec. 04, 2020	Dec. 31, 2020
Number of Units
Vested (in shares)	(30,000.00)
Restricted stock units
Number of Units
Non-vested at beginning of year (in shares)		339,271
Granted (in shares)	30,000.00	517,234
Canceled/forfeited (in shares)		(131,724)
Vested (in shares)		(179,085)
Non-vested at end of year (in shares)		545,696
Weighted Average Grant Date Fair Value
Non-vested at beginning of year (in dollars per share)		$ 10.96
Granted (in dollars per share)		8.11
Canceled/forfeited (in dollars per share)		11.32
Vested (in dollars per share)		11.05
Non-vested at end of year (in dollars per share)		$ 8.12